CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (loss) income	¥ (133,421)	$ (19,079)	¥ 248,423	¥ (2,597,169)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	66,149	9,459	(21,488)	(25,365)
Changes in fair value due to instrument-specific credit risk			14,243
Unrealized gain (loss) for available-for-sale debt securities	(1,270)	(182)	3,084
Other comprehensive (loss) income, net of tax of nil	64,879	9,277	(4,161)	(25,365)
Comprehensive (loss) income	(68,542)	(9,802)	244,262	(2,622,534)
Comprehensive income attributable to noncontrolling interests	(67,518)	(9,655)	(65,223)	(46,667)
Comprehensive income attributable to redeemable noncontrolling interests	(50,903)	(7,279)
Accretion to redemption value of redeemable noncontrolling interests	(4,929)	(705)
Comprehensive (loss) income attributable to VNET Group, Inc.	¥ (191,892)	$ (27,441)	¥ 179,039	¥ (2,669,201)